Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Prospectus Date	rr_ProspectusDate	Jan. 02, 2025
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2024